TRADE AND OTHER PAYABLES - Breakdown of trade payables (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation ("USO") charges	Rp 1,329	Rp 1,204
Purchases of equipments, materials, and services	431	703
Payables to other telecommunication providers	112	250
Sub-total	1,872	2,157
Third parties
Purchases of equipments, materials and services	12,759	11,928
Payables to other telecommunication providers	2,539	2,914
Sub-total	15,298	14,842
Total	Rp 17,170	Rp 16,999